Shareholders Equity - Changes in Common Shares Issued According to Exchange Ratio (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Sep. 30, 2013
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	1,350,073,530	1,355,319,640	1,348,867,772
Capital increase	1,205,758	5,246,110
Special voting shares, shares issued		415,399,503	474,474,276
Special voting shares, shares outstanding	468,994,386	415,399,503
Common and special voting shares shares, shares issued			1,823,342,048
Common and special voting shares shares, shares outstanding	1,819,067,916	1,770,719,143
Fiat Industrial [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding			1,222,560,247	[1]
Special voting shares, shares issued			451,262,083	[2]
Common and special voting shares shares, shares issued			1,673,822,330
Fiat Industrial [Member] | Before Merger [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding			1,222,560,247	[3]
CNH Global N.V. [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding			126,307,525	[1]
Special voting shares, shares issued			23,212,193	[2]
Common and special voting shares shares, shares issued			149,519,718
CNH Global N.V. [Member] | Before Merger [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding			32,995,696
Special Voting Shares [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Retirement of special voting shares	(5,479,890)	(53,594,883)

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.
[3]	Total n. 1,222,568,882 Fiat Industrial S.p.A. common shares are shown net of 8,635 treasury shares that have been cancelled at the closing of the merger.